Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Parties

NOTE 10. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

Our main sources of income are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue, direct costs of revenue and receivables associated with transactions with properties where certain of our officers have, or we have, an ownership interest in, or can significantly influence decision-making on behalf of the property, are considered related-party transactions. The amounts and balances related to these transactions for the periods presented are as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2012	2011	2012	2011
Related party:
Revenue	$2,000,916	$758,396	$3,824,844	$2,390,883
Direct costs of revenue	94,579	139,732	294,921	377,967

	September 30, 2012	December 31, 2011
Related party:
Accounts receivable	$2,142,346	$3,355,171

BOCO Investments, LLC

BOCO, a private investment company, provided financing to our predecessor company, CapTerra, and continues to provide various financial services to us. Brian L. Klemsz, who serves on our board of directors, is the Chief Investment Officer of BOCO.

NexCore Group LP, our consolidated subsidiary, had a revolving line of credit with BOCO which matured in July 2012. There was no outstanding balance on this line of credit as of December 31, 2011.

Transfer of Assets

As discussed in Note 3, on March 25, 2011, we transferred our interests in nine subsidiaries holding non-medical real estate assets to CDA, a subsidiary of BOCO, in exchange for CDA assuming our related party debt with BOCO and GDBA, and the credit facility with First Citizens Bank. The related party debt that was assumed by CDA was no longer an obligation of ours as of March 25, 2011.

Guaranties

We executed project completion guaranties with US Bank and Wells Fargo in connection with construction loans for three development projects that subsidiaries of Venture I commenced in September 2010, June 2011 and November 2011. The guaranty agreements unconditionally guarantee US Bank and Wells Fargo that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. As of June 30, 2012, the guaranty was released on the first completed project and we believe any amounts associated with the remaining guaranties will be de minimus and therefore we have not recorded a corresponding liability as of September 30, 2012. Additionally, an entity owned by related parties executed limited payment guaranties with US Bank and Wells Fargo related to those construction loans and the completion guaranties for which it will receive fees upon completion of the projects. Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross (our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively) have agreed, subject to certain limitations, to indemnify the related party entity if it is required to make payment under these limited payment guaranties.

NexCore Partners Inc

As of September 30, 2012 and December 31, 2011, respectively, we owned 90% of the consolidated partnership, NexCore Group LP. NexCore Partners Inc owns the remaining 10%, which is classified as permanent equity in accordance with GAAP and is reflected as “Noncontrolling interests” in our Consolidated Balance Sheets. NexCore Partners Inc is wholly owned by Gregory C. Venn, Peter K. Kloepfer and Robert D. Gross, our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively.

NOTE 12. RELATED PARTIES

Revenue, Direct Costs of Revenue and Accounts Receivable

The main sources of income of the Company are fees and commissions related to client consulting and advisory services, property development, management and leasing. Revenue associated with transactions with properties where certain officers of the Company have, or the Company itself has, an ownership interest in, or can significantly influence decision-making on behalf of the property, is related party revenue.

	For the Year Ended December 31,
	2011	2010
Revenue
Unrelated party	$2,237,073	$1,660,546
Related party	8,342,278	4,846,625

Total revenue	$10,579,351	$6,507,171

	For the Year Ended December 31,
	2011	2010
Direct costs of revenue
Unrelated party	$310,696	$193,397
Related party	443,715	627,419

Total direct costs of revenue	$754,411	$820,816

	December 31, 2011	December 31, 2010
Accounts Receivable
Unrelated party	$205,786	$284,883
Related party	3,355,171	301,662

Total accounts receivable	$3,560,957	$586,545

GDBA Investments LLLP

GDBA, a private investment company, provided financing to our predecessor company, CapTerra. Upon completion of the Acquisition on September 29, 2010, one senior subordinated note with GDBA was outstanding. On September 30, 2010, one of our wholly-owned subsidiaries signed a promissory note with Safe Harbor I, LLC, an entity controlled by GDBA and BOCO, in the amount of $25,000, which was used entirely as a principal reduction payment for the note held by Citizens Bank described in Note 6. On December 12, 2010, the note was amended and assigned to GDBA. Additionally, on December 1, 2010, we signed promissory notes totaling $425,000 between GDBA and our consolidated affiliates that were used to repay outstanding debt to vendors. All the notes carried a 0.46% annual interest rate. The outstanding balances of these notes are detailed in the table below. As of December 31, 2010 total interest accrued for all notes due GDBA was $593. These notes were repaid in full during the year ended December 31, 2011.

BOCO Investments, LLC

BOCO, a private investment company, provided financing to our predecessor company, CapTerra, and continues to provide various financial services to us. Upon completion of the Acquisition on September 29, 2010, one senior subordinated note with BOCO was outstanding with an annual interest rate of 0.46%.

Additionally, NexCore Group LP has a revolving line of credit with BOCO. The line of credit in the amount of up to $2,000,000 bears an annual interest rate of 8% and is secured by substantially all of our assets. During June 2011, the line of credit was extended until July 29, 2012. There was no outstanding balance on this line of credit as of December 31, 2011 or 2010, respectively. As of December 31, 2010 total interest accrued for all notes due BOCO was $3,155. These notes were repaid in full during the year ended December 31, 2011.

	GDBA	BOCO	Total
Related party debt as of December 31, 2010:
Subordinated notes	$505,854	$2,580,041	$3,085,895
Promissory notes	247,018	—	247,018
Line of credit	—	—	—
Accrued interest	593	3,155	3,748

Total related party debt	$753,465	$2,583,196	$3,336,661

Related party debt as of December 31, 2011	$—	$—	$—

Transfer of Assets

As discussed in Note 3, on March 25, 2011, the Company transferred its interests in nine subsidiaries holding real estate assets to CDA, a subsidiary of BOCO, in exchange for CDA assuming our related party debt with BOCO and GDBA, and the credit facility with First Citizens Bank. The related party debt that was assumed by CDA was no longer an obligation of the Company as of March 25, 2011.

Guaranties

The Company executed project completion guaranties with US Bank and Wells Fargo in connection with construction loans for the development projects that Venture I commenced in September 2010, June 2011 and November 2011. The guaranty agreements unconditionally guarantee US Bank and Wells Fargo that the projects will be completed, all costs will be paid, and that each property will be free and clear of all liens prior to the release of its specific guaranty. As of December 31, 2011, the Company believes any amounts associated with these guaranties will be de minimus and therefore has not recorded a corresponding liability. Additionally, an entity owned by related parties executed limited payment guaranties with US Bank and Wells Fargo related to those construction loans and the completion guaranties, for which it will receive fees upon completion of the projects. Messrs. Venn, Kloepfer and Gross (our Chief Executive Officer, Chief Investment Officer and Chief Operating Officer, respectively) have agreed, subject to certain limitations, to indemnify the related party entity if it is required to make payment under these limited payment guaranties.